Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Bonus Plan Expenses
Our bonus expenses for the BoM, former BoM and senior management were as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

Board of Management [1]	3,495	3,405	3,545
Other senior management	45,462	44,562	48,473
Bonus expenses	48,957	47,967	52,018

1.

Summary of Share Plans
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2015	2016	2014	2015	2016

Total fair value at vesting date of shares vested during the year (in thousands)	56,214	52,002	25,517	76,605	47,722	31,317
Weighted average fair value of shares granted	65.71	88.83	87.21	84.62	102.42	96.00

Employee Share Issuances
A summary of the status of conditionally outstanding shares as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)
Conditional shares outstanding at January 1, 2016	804,508	71.05	803,046	92.46
Granted	396,237	87.21	563,806	96.00
Vested	(294,110)	68.09	(329,345)	88.72
Forfeited	(22,431)	69.21	(82,899)	92.74
Conditional shares outstanding at December 31, 2016	884,204	79.33	954,608	95.81

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options
The Black-Scholes option valuation of our stock options granted during the year is based on the following assumptions:

Year ended December 31	2014	2015	2016

Weighted average share price (in EUR)	65.0	88.1	88.3
Volatility (in percentage)	23.5	28.7	27.2
Expected life (in years)	5.6	5.6	5.7
Risk free interest rate	0.5	—	—
Expected dividend yield (in EUR)	2.25	2.52	2.94
Forfeiture rate [1]	—	—	—

1.	For the years ending December 31, 2016, 2015 and 2014, forfeitures are estimated to be nil.

Stock Options
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2015	2016	2014	2015	2016

Weighted average fair value of stock options granted	13.94	21.69	20.34	18.57	23.56	22.69
Weighted average share price at the exercise date of stock options	71.69	91.30	98.08	93.19	103.88	100.68
Aggregate intrinsic value of stock options exercised (in thousands)	12,098	12,880	11,540	9,497	6,202	4,134
Weighted average remaining contractual term of currently exercisable options	2.94	3.24	3.69	3.79	4.74	4.71
Aggregate intrinsic value of exercisable stock options (in thousands)	39,020	24,336	22,340	17,942	8,518	8,879
Aggregate intrinsic value of outstanding stock options (in thousands)	40,428	24,611	22,680	19,171	8,709	8,945

Stock Option Transactions
The number and weighted average exercise prices of stock options as of December 31, 2016, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2016	455,680	28.97	237,005	53.21
Granted	20,561	92.13	14,859	93.80
Exercised	(149,801)	21.04	(79,767)	48.85
Forfeited	(2,639)	33.21	(6,500)	72.76
Expired	—	—	—	—
Outstanding, December 31, 2016	323,801	36.61	165,597	58.18
Exercisable, December 31, 2016	313,226	35.33	162,417	57.53

Outstanding Stock Options
Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2016	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2016	Weighted average remaining contractual life of outstanding options (years)
0 - 10	—	—	0 - 10	—	—
10 - 15	105,826	1.69	10 - 15	—	—
15 - 20	44,040	1.30	15 - 20	3,911	1.80
20 - 25	50,093	1.70	20 - 25	39,685	1.75
25 - 40	11,543	4.76	25 - 40	40,461	2.04
40 - 50	16,250	5.80	40 - 50	959	4.62
50 - 60	10,670	6.92	50 - 60	5,173	5.69
60 - 70	23,545	6.92	60 - 70	801	6.06
70 - 80	20,579	8.33	70 - 80	1,787	6.30
80 - 90	20,765	8.86	80 - 90	20,229	7.75
90 - 100	13,109	8.27	90 - 100	41,955	8.02
100 - 110	7,381	9.56	100 - 110	10,636	8.32
Total	323,801	3.84	Total	165,597	4.77

Pension Costs
Our pension and retirement expenses for all employees for the years ended December 31, 2016, 2015 and 2014 were:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	46,542	50,808	54,915
Pension plans based on defined contribution	24,774	28,909	30,762
Pension and retirement expenses	71,316	79,717	85,677